Equity - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands					1 Months Ended	11 Months Ended	12 Months Ended
	Jul. 24, 2025	May 28, 2025	Mar. 13, 2025	Feb. 25, 2025	Jan. 24, 2024	Dec. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 09, 2025	May 19, 2025	Apr. 15, 2025	Feb. 27, 2025	Apr. 10, 2024	Dec. 31, 2022
EQUITY
Reduction of issued capital					R$ 1,500,000	R$ 2,000,000
Capital					R$ 62,071,416	R$ 60,071,416	R$ 60,071,416	R$ 62,071,416	R$ 63,571,416
Payment of reduction in share capital net of income tax per share													R$ 1.23337023478	R$ 0.90766944153
Payments made to identified shareholders							3,408,907
Outstanding payments to identified shareholders							R$ 91,093
Consolidation of common shares			group all of the Company's common shares was approved, in the proportion of 40 shares for 1 share
Split of common shares			split the shares, so that 1 grouped share would correspond to 80 shares
Shares issued							3,226,546,622					3,261,287,392
Number of common shares held for sale											35,633,792
Common shares sold at auction		R$ 949,354
Nominal value per common share sold at auction		R$ 26.64196300439
Payment to identified minority shareholders							R$ 124,631
Obligation related to amounts due to unidentified shareholders or shareholders with incomplete registration information							R$ 824,723
Number of shares issued and fully paid								1,626,682,604
Exercise price of outstanding share options								R$ 42.87
Number of share buybacks							57,758,856	51,802,800
Share Repurchase Program, Authorized, Amount							R$ 1,746,480
Maximum value to be used in the shares repurchase program				R$ 1,750,000
Cancellation of common shares	34,740,770
Percentage of common shares cancelled	1.07%
Cancellation of treasury shares	R$ 928,922						928,922	R$ 1,099,584
Capital reserves							(110,078)	63,095
Equity							(69,002,726)	(69,799,495)	(69,627,320)						R$ (68,455,847)
Balance of legal reserves							8,735,352	7,523,216
Legal reserve							0	0	R$ 0
Unclaimed dividends and interest on equity							150,553	R$ 126,977
Weighted average number of ordinary shares used in calculating diluted earnings per share								1,643,132	1,658,604
Weighted average exercise price of share options outstanding in share-based payment arrangement								R$ 3.38	R$ 3.03
Capital reserves
EQUITY
Capital reserves							R$ (110,078)	R$ 63,095
Number of treasury shares cancelled							1,122
Capital transaction related to reverse stock split and stock split processes							R$ (4,444)
Income reserves
EQUITY
Legal reserve								R$ 277,397
Income reserves
EQUITY
Number of share buybacks								51,802,800
Share Repurchase Program, Authorized, Number of Shares							57,758,856
Cancellation of treasury shares							R$ 928,892	R$ 1,099,584
Balance of legal reserves							R$ 8,735,352	7,523,216
Legal reserve percentage of net profit for year							5.00%
Legal reserve percentage of share capital							20.00%
Number of treasury shares							30,940,270
Treasury shares								R$ 199,999
Treasury share
EQUITY
Shares issued							30,940,270	7,922,184
Treasury share | Capital reserves
EQUITY
Equity							R$ 164	R$ 194	R$ 194						607,443
Treasury share | Income reserves
EQUITY
Equity							1,017,587	199,999	0						0
Capital reserve | Capital reserves
EQUITY
Cancellation of treasury shares							30
Equity							172,988	(215)	(215)						(693,778)
Other capital reserves | Capital reserves
EQUITY
Equity							(172,988)	(215)
Other capital reserves | CyberCo Brasil | Capital reserves
EQUITY
Acquisitions through business combinations, investment property							(168,729)
Legal reserve | Income reserves
EQUITY
Equity							(4,426,814)	(4,118,419)	(3,841,022)						(3,589,552)
Legal reserve							308,395	4,118,419	251,470
Tax incentive reserve
EQUITY
Equity							(434,492)	(426,933)
Tax incentive reserve | Income reserves
EQUITY
Equity							R$ (434,492)	(426,933)	(313,581)						(214,449)
Reduction of the percentage of tax on corporate income							75.00%
Reserve for remuneration and investments
EQUITY
Equity									(1,730,972)						0
Reserve for remuneration and investments | Income reserves
EQUITY
Cancellation of common shares	34,740,770
Cancellation of treasury shares	R$ 928,922
Equity							R$ (4,891,633)	(3,177,863)
Remaining amount of net profit proposed to Reserve for remuneration to shareholders and investments							R$ 2,642,662
Percentage of allocation of net profit to the reserve							50.00%
Special goodwill reserve | Capital reserves
EQUITY
Equity							R$ (63,074)	R$ (63,074)	R$ (63,074)						R$ (63,074)
1st Capital Reduction
EQUITY
Amount of reduce the company share capital										R$ 4,000,000